September 22, 2021

BNY MELLON ADVANTAGE FUNDS, INC.

- BNY Mellon Dynamic Value Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Brian C. Ferguson, John C. Bailer, CFA, Keith Howell and David S. Intoppa are the fund's primary portfolio managers. Mr. Ferguson has been the fund's lead portfolio manager since September 2003 and is a portfolio manager at Newton Investment Management North America, LLC (Newton), an affiliate of BNYM Investment Adviser. Mr. Bailer has been a primary portfolio manager of the fund since December 2004 and is Deputy Head of Equity Income and a portfolio manager at Newton. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. Mr. Intoppa has been a primary portfolio manager of the fund since December 2015 and is a research analyst at Newton.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Brian C. Ferguson, John C. Bailer, CFA, Keith Howell and David S. Intoppa are the fund's primary portfolio managers. Mr. Ferguson has been the fund's lead portfolio manager since September 2003. Messrs. Bailer, Howell and Intoppa have been primary portfolio managers of the fund since December 2004, September 2021 and December 2015, respectively. Mr. Ferguson is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 1997. Mr. Bailer is Deputy Head of Equity Income and a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 1992. Mr. Howell is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2006. Mr. Intoppa is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2006.

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September 22, 2021

BNY MELLON ADVANTAGE FUNDS, INC.

- BNY Mellon Opportunistic Midcap Value Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton Investment Management North America, LLC (Newton), an affiliate of BNYM Investment Adviser. The team members who are jointly and primarily responsible for managing the fund's portfolio are Patrick Kent, CFA, CMT, James Boyd, CFA and Andrew Leger. Mr. Kent has served as lead portfolio manager of the fund since March 2019. Messrs. Boyd and Leger have been portfolio managers of the fund since 2008 and September 2021, respectively. Mr. Kent is Deputy Head of Equity Opportunities and a portfolio manager at Newton. Mr. Boyd is a research analyst at Newton. Mr. Leger is a portfolio manager at Newton.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by a team of investment professionals employed by Newton. The team members who are jointly and primarily responsible for managing the fund's portfolio are Patrick Kent, CFA, CMT, James Boyd, CFA and Andrew Leger. Mr. Kent has served as lead portfolio manager of the fund since March 2019. Messrs. Boyd and Leger have been portfolio managers of the fund since 2008 and September 2021, respectively. Mr. Kent is Deputy Head of Equity Opportunities and a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since February 2019. Prior to joining a predecessor company of Newton, Mr. Kent was a portfolio manager at Wellington Management, which he joined in 2011. Mr. Boyd is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2005. Mr. Leger is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2014.

0258STK0921

September 22, 2021

BNY MELLON ADVANTAGE FUNDS, INC.

- BNY Mellon Opportunistic Small Cap Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton Investment Management North America, LLC (Newton), an affiliate of BNYM Investment Adviser. The team members who are jointly and primarily responsible for managing the fund's portfolio are Patrick Kent, CFA, CMT, James Boyd, CFA and Andrew Leger. Mr. Kent has served as lead portfolio manager of the fund since March 2019. Messrs. Boyd and Leger have been portfolio managers of the fund since 2008 and September 2021, respectively. Mr. Kent is Deputy Head of Equity Opportunities and a portfolio manager at Newton. Mr. Boyd is a research analyst at Newton. Mr. Leger is a portfolio manager at Newton.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by a team of investment professionals employed by Newton. The team members who are jointly and primarily responsible for managing the fund's portfolio are Patrick Kent, CFA, CMT, James Boyd, CFA and Andrew Leger. Mr. Kent has served as lead portfolio manager of the fund since March 2019. Messrs. Boyd and Leger have been portfolio managers of the fund since 2008 and September 2021, respectively. Mr. Kent is Deputy Head of Equity Opportunities and a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since February 2019. Prior to joining a predecessor company of Newton, Mr. Kent was a portfolio manager at Wellington Management, which he joined in 2011. Mr. Boyd is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2005. Mr. Leger is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2014.

0253STK0921